The Torray Fund

Schedule of Investments

As of March 31, 2022 (unaudited)

Shares			Market Value
	COMMON STOCKS - 97.9%
	28.1%	FINANCIALS +
52,320		Berkshire Hathaway, Inc. - Class B *	$18,464,251
94,717		Marsh & McLennan Cos., Inc.	16,141,671
72,253		American Express Co.	13,511,311
86,113		T. Rowe Price Group, Inc.	13,019,425
52,650		Chubb Limited	11,261,835
69,030		JPMorgan Chase & Co.	9,410,170
58,847		RenaissanceRe Holdings Ltd.	9,327,838
223,219		Bank of America Corp.	9,201,087
			100,337,588
	13.0%	HEALTH CARE
213,070		Bristol-Myers Squibb Co.	15,560,502
30,229		UnitedHealth Group Inc.	15,415,883
85,957		Johnson & Johnson	15,234,159
			46,210,544
	11.5%	INDUSTRIALS
68,066		General Dynamics Corp.	16,416,158
90,421		Eaton Corp. Plc	13,722,291
56,265		Honeywell International, Inc.	10,948,044
			41,086,493
	12.6%	INFORMATION TECHNOLOGY
143,855		Fiserv, Inc. *	14,586,897
97,443		VMware, Inc. - Class A	11,095,834
54,393		Texas Instruments, Inc.	9,980,028
69,390		Applied Materials, Inc.	9,145,602
			44,808,361
	9.5%	ENERGY
96,867		EOG Resources, Inc.	11,549,452
278,139		Schlumberger NV	11,489,922
126,255		Phillips 66	10,907,170
			33,946,544
	7.8%	COMMUNICATION SERVICES
3,660		Alphabet, Inc. - Class A *	10,179,741
65,542		Walt Disney Co. *	8,989,741
185,548		Comcast Corp. - Class A	8,687,357
			27,856,839
	6.6%	CONSUMER STAPLES
288,196		Altria Group, Inc.	15,058,241
218,834		Kraft Heinz Co.	8,619,871
			23,678,112
	5.5%	CONSUMER DISCRETIONARY
85,857		Genuine Parts Co.	10,819,699
199,700		General Motors Co. *	8,734,878
			19,554,577
	3.3%	MATERIALS
161,255		DuPont de Nemours, Inc.	11,865,143

	TOTAL COMMON STOCKS
		(cost $235,730,399)	349,344,201

	SHORT-TERM INVESTMENT - 2.0%
7,155,664		Fidelity Institutional Government Portfolio - Class I, 0.12% ^
		(cost $7,155,664)	7,155,664

		TOTAL INVESTMENTS - 99.9%
		(cost $242,886,063)	356,499,865
		OTHER ASSETS AND LIABILITIES, NET - 0.1%	225,006
		TOTAL NET ASSETS - 100.0%	$356,724,871

+
As of March 31, 2022, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security
^	The rate shown is the annualized seven-day effective yield as of March 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$349,344,201	$-	$-	$349,344,201
Short-Term Investment	7,155,664	-	-	7,155,664
Total Investments in Securities	$356,499,865	$-	$-	$356,499,865

Refer to Schedule of Investments for further information on the classification of investments.